VIA EDGAR

December 28, 2012

Division of Investment Management

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re: VALIC Separate Account A

The Variable Annuity Life Insurance Company

Post-Effective Amendment on Form N-4

File Nos. 333-170476 and 811-03240

(Equity Director Fixed and Variable Deferred Annuity)

Ladies and Gentlemen:

Pursuant to Rule 497(j), please be advised that the form of Prospectus and Statement of Additional Information dated December 26, 2012 for The Variable Annuity Life Insurance Company Separate Account A Equity Director Fixed and Variable Deferred Annuity contain no changes from those submitted in Post-Effective Amendment No. 6 and Amendment No. 190, as filed with the Securities and Exchange Commission on December 26, 2012, accession number 0001193125-12-514997.

Should you have any questions regarding this filing, please do not hesitate to contact me at (713) 831-3150.

Sincerely,

/s/ MARK MATTHES

Mark Matthes

Vice President and Associate General Counsel